Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Inventories [Abstract]
Summary of Inventories
At 31 March	2018 £m	2017 £m	2016 £m

Consumables	22	24	26
Work in progress	6	23	11
Finished goods	211	180	152
	239	227	189